Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - SEK (kr) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	kr (330,196)
Financial liabilities at end of period	(334,512)	kr (330,196)
Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value, at the beginning of period	(10,550)	(31,052)
Purchases		(180)
Settlements & sales	5,112	11,618
Transfers to level 3		(1,912)
Transfers from level 3		11,264
Gains (+) and losses (-) through profit or loss	1	(508)
Gains (+) and losses (-) in Other comprehensive income	(10)	(207)
Exchange-rate differences assets and liabilities	(297)	427
Financial assets and liabilities at fair value, at the end of period	(5,744)	(10,550)
Unrealized fair value changes	(7)	(27)
Debt securities issued | Level 3
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(8,271)	(26,536)
Purchases liabilities		(180)
Settlements & sales	4,111	10,202
Transfers to level 3		(1,912)
Transfers from level 3		11,291
Gains (+) and losses (-) through profit or loss	(104)	(1,927)
Gains (+) and losses (-) in Other comprehensive income	(10)	(207)
Exchange-rate differences	288	998
Financial liabilities at end of period	(3,986)	(8,271)
Derivatives | Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value, at the beginning of period	(2,279)	(4,516)
Settlements & sales	1,001	1,416
Transfers from level 3		(27)
Gains (+) and losses (-) through profit or loss	105	1,419
Exchange-rate differences assets and liabilities	(585)	(571)
Financial assets and liabilities at fair value, at the end of period	kr (1,758)	kr (2,279)